Description of the Business (Details) - USD ($) $ / shares in Units, $ in Thousands			9 Months Ended		12 Months Ended
	Jun. 24, 2021	Mar. 27, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 16, 2021
Cash and cash equivalents			$ 145,597		$ 90,626	$ 58,524
Cash inflow from operations			10,898	$ 27,832	27,553	(20,243)	$ (72,743)
Accumulated deficit			362,553		$ 346,818	$ 357,154
Escrow Agreement
Escrow Shares	1,200,000				1,200,000
Share price	$ 12.50				$ 12.50
Minimum amount endeavor to spend to promote any commerce initiatives	$ 5,600
Commercial Agreement
Minimum editorial promotion expense agreed to provide in each year			1,000		$ 1,000
Minimum amount endeavor to spend to promote any commerce initiatives					$ 1,000
Term of Commercial Agreement					3 years
Value of NBCU Base Shares					$ 400,000
Complex Networks
Percentage of interest acquired		100.00%
Performance deposit		$ 5,000
Cash consideration		$ 200,000	$ 200,000
Shares of the post-merger company to be issued as consideration		10,000,000	10,000,000
HuffPost Acquisition
Percentage of interest acquired								100.00%
HuffPost Acquisition | Commercial Agreement
Minimum editorial promotion expense agreed to provide in each year			$ 1,000
Impression Per Year			$ 200,000
Term of Commercial Agreement			3 years
Value of NBCU Base Shares			$ 400,000